List of subsidiaries	12 Months Ended
Dec. 31, 2021
List of subsidiaries
List of subsidiaries

22 List of subsidiaries

The major subsidiaries of the Group are listed below.

		Equity interests (%)
	Country in which
	primary activities are
Name	pursued	Dec 31, 2021	Dec 31, 2020
Centogene GmbH*	Germany	100	100
Centogene FZ-LLC	United Arab Emirates	100	100
Centogene US, LLC	USA	100	100
Centogene GmbH	Austria	90	90
Centogene India Pvt. Ltd**	India	100	100
Centogene Switzerland AG	Switzerland	100	100
Centosafe B.V.	Netherlands	100	100
Centogene d.o.o Belgrade	Serbia	100	100
Dr. Bauer Laboratoriums GmbH***	Germany	—	—

(*)             Centogene IP GmbH and Centogene Shared Service GmbH were merged with Centogene GmbH on January 1, 2021.

(**)The Group acquired the remaining 49% of Centogene India Pvt. Ltd. in 2020, previously accounted for as non-controlling interest.

(***)

Centogene does not own any shares in Dr. Bauer Laboratoriums GmbH. However, Centogene meets the criteria of the control model under IFRS 10 as it has exposure to variable returns and the ability to use power to affect returns (see note 4).